Fair value of financial instruments - Cash and cash equivalents and short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents and short-term investments
Amortized Cost	$ 50,423	$ 39,783
Unrealized Gain / (Loss)	(6)	(1)
Market Value	50,417	39,782
Bank deposits and money market funds
Cash and cash equivalents and short-term investments
Amortized Cost	31,969	17,917
Market Value	31,969	17,917
Financial and corporate debt securities
Cash and cash equivalents and short-term investments
Amortized Cost	18,454	21,866
Unrealized Gain / (Loss)	(6)	(1)
Market Value	$ 18,448	$ 21,865